Summary of Significant Accounting Policies (Details) - USD ($)		2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 21, 2016	Sep. 30, 2015	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Sep. 30, 2016	Jul. 21, 2015
Summary of Significant Accounting Policies (Textual)
Forward split ratio	1 to 3.141
Common stock, par value	$ 0.001	$ 0.001	$ 0.001		$ 0.001		$ 0.001
Common stock, authorized	360,000,000	360,000,000	360,000,000		360,000,000		360,000,000
Cash and cash equivalents amounted		$ 994,830	$ 8,053	$ 84,904	$ 8,053	$ 84,904	$ 173,537
Income tax expense				$ 836	$ 830	$ 836	$ 836